CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Statement Of Changes In Equity [Abstract]
Reserves	$ 765,913	$ 597,744	$ 151,303	$ 151,300